Note 5. Related Party Transactions (Details) (USD $)	0 Months Ended							1 Months Ended		2 Months Ended	9 Months Ended
	Apr. 05, 2013	Mar. 25, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	May 31, 2012	Apr. 30, 2013	Sep. 30, 2012	Apr. 05, 2013	Apr. 30, 2013	Jul. 31, 2011
Note 5. Related Party Transactions (Details) [Line Items]
Accounts Payable, Related Parties						$ 79,696		$ 79,696			$ 79,696	$ 36,137
Accounts Payable, Related Parties, Current							59,770
Stock Issued During Period, Shares, Issued for Services (in Shares)	635,000		12,644,943	13,181,460	6,456,600	233,335		2,500,000	116,665	1,044,264
Adjustments to Additional Paid in Capital, Other					4,142
Related Party Transaction, Amounts of Transaction		10,000					59,770				70,000
AlainFrench
Note 5. Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction											$ 96,247